SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary Assets And Liabilities Measured At Fair Value
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total Gains (Losses)

Financial liabilities:
Derivative liability- Series C Preferred Stock	$		$		$7,592,744	$(89,523,091)
		$-		$-	$7,592,744	$(89,523,091)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total Gains (Losses)

Financial liabilities:
Derivative liability - Series C preferred Stock	$		$		$93,108,568	$(152,831,568)
		$-		$-	$93,108,568	$(152,831,568)